MASTER TRUST - Plan's Interest (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,886,146,211	$ 4,431,628,955
Investments at contract value	275,010,684	292,899,727
Total investments	5,161,156,895	4,724,528,682
Master Trust | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	584,308,768	629,712,621
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	378,042,751	338,282,336
Master Trust | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	3,923,794,692	3,463,633,998
Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	32,462,659	35,236,599
Investments at contract value	10,500,592	11,860,920
Total investments	42,963,251	47,097,519
Plan Interest | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	3,412,040	3,643,835
Plan Interest | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	2,215,251	2,721,652
Plan Interest | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	$ 26,835,368	$ 28,871,112